Liquidity - Additional Information (Detail) (USD $)									1 Months Ended
	Oct. 21, 2013	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 1998	Oct. 31, 2013 Subsequent Event
Stockholders Equity Note [Line Items]
Deficit accumulated during the development stage		$ 76,231,791	$ 74,425,835		$ 67,440,295
Cash and cash equivalents		789,176	1,602,294	1,312,056	2,001,325	3,609,954	8,026,296	0
Proceeds from Issuance of Common Stock									$ 1,505,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01		$ 0.01				$ 0.01